As filed with the Securities and Exchange Commission on March 1, 1999

                                              Registration No.   33-40819
                                                                 811-8507
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.  __                                  [_]
      Post-Effective Amendment No. 01                File No. 33-40819 [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

               Amendment No. 01                   File No. 811-8507 [X]
                                ----------------

                                ICM SERIES TRUST
                        ICM/ISABELLE SMALL-CAP VALUE FUND
               (Exact Name of Registrant as Specified in Charter)

                               3200 Horizons Drive
                       King of Prussia, Pennsylvania 19406
                    (Address of Principal Executive Offices)

                                  800-472-6114
                         (Registrant's Telephone Number)

                            JOSEPH F. MAZZELLA, ESQ.
                            Lane, Altman & Owens, LLP
                               101 Federal Street
                           Boston, Massachusetts 02110
                     (Name and Address of Agent for Service)

                                   COPIES TO:

   WARREN J. ISABELLE, CFA                           WILLIAM BALTRUS
Ironwood Capital Management, LLC        First Data Investor Services Group, Inc.
   One International Place                         3200 Horizons Drive
 Boston, Massachusetts 02110               King of Prussia, Pennsylvania 19405

It is proposed that this filing will become effective (check appropriate box)

[_]   immediately  upon filing pursuant to paragraph (b) of Rule 485
|_]   on (date) pursuant  to  paragraph  (b) of Rule 485
[X]   60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
[_]   on (date) pursuant to paragraph (a)(1) of Rule 485
[_]   75 days after  filing  pursuant to  paragraph  (a)(2) of Rule 485
[_]   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[COVER PAGE]
Logo
ICM FUNDS


PROSPECTUS
MAY 1, 1999



ICM SERIES TRUST
ICM/ISABELLE SMALL CAP VALUE FUND

Institutional Shares
Investment Shares


The fund invests in the common stock of small companies that are believed to have the potential for substantial appreciation over time.

The fund is designed for long-term investors who are able to tolerate the volatility that exists with investing in small company stocks.








As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


WHY YOU SHOULD READ THIS PROSPECTUS
Reading the prospectus will help you to decide whether the ICM/Isabelle Small Cap Value Fund is the right investment for you. It allows you to compare the fund's objective, principal investment strategies, principal risks and performance with other mutual funds. Please keep it for future reference.


Information About the Fund................................... 1
         Investment Objective and Philosophy................. 1
         Principal Investment Strategies..................... 1
         Principal Risks..................................... 2
         Past Performance.................................... 3
         Expenses............................................ 4
         Understanding Expenses.............................. 4

The Fund's Management........................................ 5
         Portfolio Management................................ 5
         Portfolio Turnover.................................. 5
         Year 2000 Readiness................................. 5

Information About Your Account............................... 6
         Purchasing Shares................................... 6
         Opening An Account.................................. 6
         Share Classes....................................... 6
         Distribution Arrangements........................... 7
         Determining Share Price............................. 8
         Selling Shares...................................... 8

Distributions and Taxes...................................... 10
         Tax Considerations.................................. 10
         Tax Consequences.................................... 10

Financial Highlights......................................... 11

INFORMATION ABOUT THE FUND
--------------------------

INVESTMENT OBJECTIVE AND PHILOSOPHY
The fund seeks capital appreciation by investing its assets primarily in relatively undervalued common stocks of domestic small companies.

Ironwood Capital Management, LLC (ICM), the fund's investment adviser, seeks to combine the risk-averse nature of value investing with the superior long-term capital appreciation potential of small company stocks. The fund invests at least 80% of its assets in companies that have market capitalizations of less than $1 billion at the time of purchase. Market capitalization is the stock price multiplied by the total number of shares outstanding.

It is ICM's intention to be fully invested in the small cap market at all times. To maintain the fund's investment objective it will close to new investors when assets reach $500 million.

PRINCIPAL INVESTMENT STRATEGIES
Using a bottom-up approach with fundamental analysis, ICM analyzes a company's recent valuation, price/earnings ratio and tangible assets, such as cash, real estate and equipment, to determine whether it presents the best value in terms of current price, cash flow, and current and forecasted earnings.

[CALLOUT]
BOTTOM-UP APPROACH TO INVESTING refers to the analysis of individual company information before considering the impact of industry and economic trends.

[CALLOUT]
FUNDAMENTAL ANALYSIS is the analysis of company financial statements to forecast future price movements using past records of assets, earnings, sales, products, management and markets.

ICM believes that this approach helps to identify companies whose market value is substantially below true economic value. These companies are often neglected, overlooked or out-of-favor in the market. As a result, their current stock prices may not reflect the companies' long-term economic value. Frequently, these companies exhibit one or more of the following traits:

    0     a company in transition, or in the process of being turned-around

    0 emerging, the company has a new product or innovation to offer the marketplace

    0 positioned to benefit from internal changes, such as a shift in management, or external catalysts, such as a cyclical turn around of a depressed business or industry.

In selecting these securities, an in-depth research and analysis of each company is conducted. ICM looks at

    0     potential  cash flow

    0     quality and  commitment  of  management

    0     overall financial strength

    0     existing assets.

ICM often conducts In-person visits or discussions with management as well.

Although it is unlikely, the fund may also invest its assets in other securities or engage in different investment practices. These securities and practices include convertible and debt securities, foreign securities, rights and warrants, illiquid and restricted securities, lower rated securities or "junk" bonds, repurchase agreements, when issued and delayed delivery securities, hedging transactions, short sales against the box, lending portfolio securities and borrowing money. Investments in these securities and engaging in any of these investment practices offer certain opportunities and carry various risks. Please refer to the statement of additional information for more information on these securities and investment practices.

ICM may sell a security when it achieves the clearly defined target price. A security may also be sold if any of the following occur:

    0     a disruptive change in management

    0     the company is unable to operate under its financial burdens

    0     the cycle fails to  materialize

    0     a  company's  product or  technology  cannot be commercialized

    0     the  investment  time  horizon  of  2-to-3  years  is exceeded.

PRINCIPAL RISKS
---------------
There are two basic risks prevalent in all mutual funds investing in common stock: "management" and "market" risks. Management risk means that ICM's investment strategies may not produce the expected results, causing losses. Market risk means that the price of common stock may move down in response to general market and economic conditions, investor perception and anticipated events, as well as the activities of the individual company.

Additionally, because the fund invests in common stocks, its share price will change daily in response to stock market movements.

SMALL CAP STOCKS
Because the fund invests in small companies the fund's share price may be more volatile than the share price of funds investing in larger companies. Small companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. Small companies may fall out-of-favor with the market and investors. If this happens the price of their stock may fall, causing the value of your investment in the fund to fall.

VALUE INVESTING
Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full value.

DEFENSIVE INVESTING
For temporary defensive purposes, the fund may hold cash or invest its net assets in short-term securities including U.S. Treasury securities, high quality commercial paper and repurchase agreements. Although the fund may do this to reduce losses, these measures may hurt the fund's efforts to achieve its objective.

THE FUND CANNOT ELIMINATE RISK OR ASSURE ACHIEVEMENT OF ITS OBJECTIVE. IF THE RISKS ABOVE ARE REALIZED YOU MAY LOSE MONEY ON YOUR INVESTMENT IN THE FUND.

PAST PERFORMANCE
----------------
Total return includes the reinvestment of dividends and distributions and reflects fund expenses. As with all mutual funds, past performance does not guarantee future results.

The fund's total return is compared with the Russell 2000 Index, an unmanaged index consisting of broad-based common stocks. While the fund does not seek to match the returns of the Russell 2000 Index, this index is a good indicator of the market performance for small company stocks. You may not invest in the Russell 2000 Index, and unlike the fund, it does not incur fees or charges. Although the fund has not operated for an entire calander year, the following table provides some indication of the risks of investing in the fund by showing the fund's performance from inception through the end of fiscal year 1998, and by showing how the fund's total return for such period compares with that of a broad measure of market performance.

TOTAL RETURN FOR LIFE OF THE FUND


         INVESTMENT SHARES      (March 9, 1998 - December 31, 1998)      -30.90%
         INSTITUTIONAL SHARES   (March 29, 1998 - December 31, 1998)     -30.80%
         RUSSELL 2000 INDEX     (March 9, 1998 - December 31, 1998)      - 8.49%

EXPENSES
--------

This table describes        ANNUAL FUND OPERATING EXPENSES (deducted        INVESTMENT        INSTITUTIONAL
expenses that you pay if    directly from fund assets)                      SHARES            SHARES
you buy and hold fund
shares.                     Management fee                                  1.00%             1.00%
                            Distribution (12b-1) fee                        0.25%              None
                            Other expenses                                   7.37%             7.37%

                            Total Annual Fund Operating Expenses            8.62%             8.37%
                                                                            -----             -----
                            Fee Waiver1                                     6.67%              6.67%
                            NET OPERATING EXPENSES                          1.95%              1.70%

1. Under a written agreement, ICM voluntarily waives its advisory fee and limits or caps operating expenses at 0.70%. This agreement may be terminated or amended at any time by a vote of the fund's trustees.

[CALLOUT]
UNDERSTANDING EXPENSES
Operating expenses are paid directly by the fund. As a result, you pay for them indirectly, as they reduce the fund's return. The higher the fund's expenses are, the lower its return. Fund expenses include management fees, 12b-1 fees (with respect to the Investment Shares), and administrative costs such as shareholder recordkeeping and reports, accounting services and custody fees.


Example Expenses
This example allows you to compare the cost of investing in the fund to the cost of investing in other mutual funds. It uses the same hypothetical conditions that other funds use in their prospectuses:

     o   $10,000 initial investment

     o   5% total return on your investment each year

     o   Fund operating expenses remain the same

     o   Redemption at the end of each time period.

You pay the same amount in expenses whether you hold your shares or sell them at the end of each period. Your actual costs may be higher or lower because fund operating expenses change, so use this example for comparison only. Based on these assumptions at the end of each period your costs would be:

Example Costs*
                             1 YEAR        3 YEARS        5 YEARS       10 YEARS
                            -------        -------        -------       --------
Investment Shares             $198          $612           $1,052        $2,275
Institutional Shares          $173          $536           $  923        $2,009

________________________________________________________
* Based on expenses after fee waivers and reimbursements.


THE FUND'S MANAGEMENT
---------------------
Ironwood Capital Management, LLC, located at One International Place, Boston, MA 02110, was formed in August 1997, by Warren J. Isabelle, CFA and Richard L. Droster.

ICM supervises the fund's investment activities and determines which securities are purchased or sold by the fund. ICM is responsible for all expenses in managing the fund. ICM receives an annual fee of 1.00% of the fund's average daily net assets. This fee is computed daily and paid monthly. For the year ended December 31, 1998, this fee was reimbursed to the fund in its entirety.

[CALLOUT]
PORTFOLIO MANAGEMENT
Mr. Isabelle, President of ICM, is the fund's portfolio manager. Until January 1997, Mr. Isabelle was Senior Vice President and head of Domestic Equity
Management for Pioneer Mutual Funds, and the portfolio manager of Pioneer Capital Growth Fund (from July 1990 through January 1997) and Pioneer Small Company Fund (from November 1995 through January 1997). From February 1997 through May 1997, Mr. Isabelle was Senior Vice President and Chief Investment Officer of Equities at Keystone Investment Management Company.

PORTFOLIO TURNOVER
Although the fund does not intend to engage in trading for short-term profits it may sell a portfolio security regardless of how long the security has been held. The annual portfolio turnover rate is not expected to exceed 50%. A turnover rate of 50% means that one half of the securities owned by the fund were replaced during the year.

YEAR 2000 READINESS
Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information after the year 2000. ICM is addressing this issue and is getting reasonable assurances from the fund's other major service providers that they are addressing these issues to preserve the smooth functioning of the fund's trading, pricing, shareholder, custodial and other operations. Also, ICM is investigating the vulnerability to year 2000 problems of companies selected for investment.

Improperly functioning computers may disrupt securities markets or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. There is no guarantee that all problems will be avoided.


INFORMATION ABOUT YOUR ACCOUNT

PURCHASING SHARES
-----------------

OPENING AN ACCOUNT
You may purchase fund shares by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S banks. Third party checks will not be accepted. A charge is imposed on any returned checks.

SHARE CLASSES
Shares of the fund may be purchased without a sales charge. However, you may be charged a fee or have higher investment minimums if you open an account through a securities dealer, bank or financial institution. The fund offers two classes of shares: Investment Shares and Institutional Shares. Institutional Shares are offered to investors that meet the $500,000 minimum investment.

     SHARE                       TO OPEN             MINIMUM            MINIMUM
     CLASS                       AN ACCOUNT          ADDITION           BALANCE
--------------------------------------------------------------------------------
 Investment Shares           $    1,000          $     100            $    1,000
    IRAs                     $    1,000          $     100            $    1,000
    AIP                      $    1,000          $     100            $    1,200

 Institutional Shares          $500,000            $50,000              $250,000


The fund may waive account minimums for Institutional Shares if it is economically feasible and in the best interests of the fund's shareholders. The fund has the right to reject any purchase order, or limit or suspend the offering of its shares.


                      OPENING AN ACCOUNT                          ADDING TO AN ACCOUNT
BY MAIL:               0    Complete the application.             0     Make check payable to "ICM Series
                       0    Make your check payable to                  Trust."  Be sure to include your
                           "ICM Series Trust."                          account number on the check.
                       0    Mail application and check to:        0     Fill out investment slip and indicate
                            ICM Series Trust                            the class of shares you wish to
                            3200 Horizon Drive                          purchase.
                            King of Prussia, PA 19406             0     Mail check with investment slip to the
                                                                        address on the left.


BY WIRE:              Mail your application to the above          Wire funds to:
                      address, then call 1-800-472-6114 to          Boston Safe Deposit and Trust Company
                      obtain an account number. Include your        ABA:  011001234
                      Taxpayer Identification Number.   Wire        Fund's name and class of shares
                      funds using the instructions at the           Fund's DDA:  145718
                      right.                                        Your name and account number

BY AUTOMATIC          Mail your application with an authorized      Shares are purchased once and/or twice
INVESTMENT            form to the address above,  along with a      month, on the 1st ,15th, or both days.
PLAN (AIP)            check for your initial investment payable
                      to "ICM Series Trust."  Call
                      1-800-472-6114 to obtain a form.

BY ELECTRONIC FUNDS                                               Instructions must specify your account
TRANSFER (ACH)                                                    registration and fund account number
                                                                  preceded by 001 for Investment Shares or
                                                                  101 for Institutional Shares.


THROUGH A FINANCIAL
PROFESSIONAL:
                      Contact your financial professional.        Contact your financial professional.


DISTRIBUTION ARRANGEMENTS
-------------------------
The fund has adopted a plan under rule 12b-1 allowing it to compensate the fund's distributor for the sale and distribution of its Investment Shares. The distributor receives up to 0.25% of the average daily net assets of Investment Shares. Because this fee is paid on an ongoing basis, it may cost you more than other types of sales charges.

DETERMINING SHARE PRICE
-----------------------
The price at which you buy or sell fund shares is the net asset per share price or NAV. The NAV is calculated for each class at the close of regular trading of the New York Stock Exchange "NYSE" (normally 4:00 p.m. Eastern standard time) each day the NYSE is open. It is not calculated on days the NYSE is closed for trading. The price for a purchase or redemption of fund shares is the NAV next calculated after receipt of your request. The NAV for each class can differ.

[CALLOUT]
CALCULATING NAV
The price for each share class is determined by adding the value of that class's investments, cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding for that class.

When the fund calculates NAV, it values portfolio securities at the last current sales price on the market where the security is normally traded, unless ICM deems that price is not representative of market values. This could happen if, after the close of the market, an event took place that had a major impact on the price of the fund's securities. Securities, which cannot be valued at closing prices, will be valued by ICM at fair value in accordance with procedures adopted by the trustees. If no sales occurred on a particular day, the security is valued at the mean between the most recently quoted bid and asked price.

SELLING SHARES
--------------
What You Need to Know When Selling Shares
You may sell your shares on any day the fund is open for business. No redemption request will be processed until your shares have been paid for in full. If you purchased the shares by check, the redemption payment will be delayed until the check has been collected. In times of drastic economic or market conditions, you may have difficulty selling shares by telephone.

Once your request has been received in "proper form" the fund will redeem shares at the next determined share price. "Proper form" means that the fund has received your account application, all shares are paid for and all documentation including any required signature guarantees are included. Generally, the fund pays redemption proceeds by check within seven days after the request is received. Payment is sent to the address of record.

Selling Your Shares:


BY PHONE:               Be sure to fill out the appropriate areas of the account
                        application. You may redeem up to $50,000 per day by calling 1-800-472-6114. Shares held by retirement plans may not be redeemed by telephone.

BY MAIL: Send a letter of instruction including the account number, the dollar value or number of shares and any necessary signature guarantees (see next page).

BY WIRE: Be sure to fill out the appropriate areas of the account application. Proceeds of $1,000 or more may be wired to your pre-designated bank account. There is a $20 charge for each wire redemption.

BY SYSTEMATIC           For further information on a systematic withdrawal plan,
WITHDRAWAL PLAN:        please call 1-800-472-6114.

THROUGH A
FINANCIAL
PROFESSIONAL:            Contact your financial professional.

Signature Guarantees
A signature guarantee must be provided if:

    0     You are redeeming shares worth more than $50,000

    0 You want the proceeds sent to someone other than the owner of the account

    0 You want the proceeds to be mailed to an address other than the address of record

    0     The account registration has changed within the last 30 days

    0 You want the proceeds wired to a bank not designated on your application.

Signature guarantees are accepted from most domestic banks and securities dealers. A notary public cannot provide a signature guarantee.

[CALLOUT]
SECURITY CONSIDERATIONS
You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.

INVOLUNTARY REDEMPTION
If your account falls below the stated investment minimums, the fund may redeem your shares. Your account will not be redeemed if the balance falls below the minimum due to investment losses. You will receive notice 45 days prior to an involuntary redemption. If your account is redeemed the proceeds will be sent to the address of record.

IN-KIND REDEMPTIONS
Although the fund expects to make redemptions in cash, it reserves the right to make the redemption a distribution in-kind. This is done to protect the interests of the fund's remaining shareholders. An in-kind payment means you receive portfolio securities rather than cash. If this occurs, you will incur transaction costs when you sell the securities.

DISTRIBUTIONS AND TAXES
-----------------------

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in fund shares. The fund generally makes two different kinds of distributions -- long-term capital gains and income dividends. These are distributed at least annually. Most of the fund's distributions are expected to be from capital gains.

[Call Out]
TAX CONSIDERATIONS
Unless your investment is in a tax-deferred account you may want to avoid:

    0 Investing in the fund near the end of its fiscal year; if the fund makes a capital gains distribution you will receive some of your investment back as a taxable distribution.

    0 Selling shares at a loss for tax purposes and then making an identical investment within 30 days. The result is a wash sale and you will not be allowed to claim a tax loss.

TAX CONSEQUENCES
The buying, selling and holding of mutual fund shares may result in a gain or a loss and is a taxable event. Distributions, whether received in cash or additional shares of the fund may be subject to federal income tax and are taxed as follows:

       ------------------------------------------------ ------------------------
       TRANSACTION                                      TAX STATUS

       Income dividends                                 Ordinary income
       Short-term capital gains                         Ordinary income
       Long-term capital gains                          Capital gains

The fund may be subject to foreign withholding taxes or other foreign taxes on some of its foreign investments. This will reduce the yield or total return on those investments.

Your investment in the fund could have additional tax consequences. Please consult your tax advisor on state, local or other applicable tax laws.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the fund's financial performance since it commenced operations through its fiscal year ended December 31, 1998. This information has been audited by Arthur Andersen LLP, whose report along with the fund's financial statements, are included in the annual report which is available upon request.


                                               INVESTMENT CLASS          INSTITUTIONAL CLASS
                                                FOR THE PERIOD             FOR THE PERIOD
                                                MARCH 9, 1998*             MARCH 29, 1998*
                                                   THROUGH                     THROUGH
                                              DECEMBER 31, 1998           DECEMBER 31, 1998
NET ASSET VALUE, BEGINNING OF PERIOD
                                            $              10.00       $               10.00

   Income from Investment Operations:
   Net investment loss                                    (0.04)                      (0.04)
   Net losses on securities
      (both realized and unrealized)                      (3.05)                      (3.04)
        Total from investment operations                  (3.09)                      (3.08)

NET ASSET VALUE, END OF PERIOD              $               6.91       $                6.92

TOTAL RETURN (NOT ANNUALIZED)                           (30.90%)                     (30.80)

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)      $             1,660                        3,734
   Ratio of expenses to average net
   assets:
        Before expense reimbursement2                      8.81%      1                8.56% 1
        After expense reimbursement2                       1.95%      1                1.70% 1
   Ratio of net investment income (loss)
   to average net assets:
        Before expense reimbursement2                    (7.99%)      1              (7.74%) 1
        After expense reimbursement2                     (1.13%)      1              (0.88%) 1
   Portfolio turnover rate                                26.04%                      26.04%
*  Commencement of investment operations
1  Annualized
2  Includes custody earnings credit


[BACK COVER]
LOGO
ICM FUNDS



FOR MORE INFORMATION

Additional information about the fund's investments is available in the fund's semi-annual and annual reports to shareholders. The fund's annual report contains a discussion of the market conditions and investment strategies that affected the fund's performance over the past year.



You may want to read the statement of additional information (SAI) for more information on the fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is legally considered to be part of this prospectus.


You can get free copies of the semi-annual and annual reports and the SAI, request other information and get answers to your questions about the fund by writing or calling:

ICM/Isabelle Small Cap Value Fund
3200 Horizon Drive
King of Prussia, PA 19406
(800) 472-6114
www.icmfunds.com

Text-only versions of all fund documents can be viewed online or downloaded from the SEC's website at www.sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC, calling (800) SEC-0330, or by sending your request and the appropriate fee to the SEC's public reference section, Washington DC 20549-6009.


Investment Company Act File Number:  811-08507

                                ICM SERIES TRUST
                        ICM/ISABELLE SMALL-CAP VALUE FUND
                               3200 Horizons Drive
                       King of Prussia, Pennsylvania 19406

                                Investment Shares
                              Institutional Shares

                       STATEMENT OF ADDITIONAL INFORMATION
                                   May 1, 1999


ICM Series Trust (the "Trust") is a diversified open-end management investment company. Currently, the Trust offers one investment portfolio, ICM/Isabelle Small-Cap Value Fund (the "Fund"). The Fund currently offers two classes of Shares, Investment Shares ("Investment Shares") and Institutional Shares ("Institutional Shares", together with Investment Shares, the "Shares").



This Statement of Additional Information ("SAI") is not a prospectus, and should be read together with the Fund's current Prospectus ("Prospectus") dated May 1, 1999. A copy of the Prospectus may be obtained free of charge by calling 1-800-472-6114 or by written request to the Trust at P.O. Box 61503, King of Prussia, Pennsylvania 19406.

                                TABLE OF CONTENTS

                                                                  Page
The Fund ........................................................   1
Investment Policies and Practices................................   1
Investment Restrictions..........................................   5
Management of the Fund...........................................   7
Principal Holders of Securities..................................   9
Investment Adviser...............................................  10
Administrator....................................................  12
Transfer Agent...................................................  12
Custodian........................................................  13
Distributor......................................................  13
Distribution Plan................................................  13
Independent Public Accountants...................................  14
Legal Counsel....................................................  14
Purchase of Fund Shares..........................................  15
Redemption of Fund Shares........................................  15
Investment of Portfolio Securities...............................  17
Taxes............................................................  18
Description of Shares............................................  23
Shareholder and Trustee Liability................................  24
Determination of Net Asset Value.................................  25
Investment Results...............................................  26
Registration Statement...........................................  28
Experts .........................................................  28
Report of Independent Public Accountants.........................  29
Financial Statements.............................................  30
Appendix A.......................................................  41

                                    THE FUND

     The Fund, a diversified open-end mutual fund, is currently the only portfolio offered by the ICM Series Trust, a registered investment company that sells redeemable shares representing an ownership interest in the Trust. The Trust was organized as a Massachusetts business trust in the Commonwealth of Massachusetts on November 18, 1997.

                        INVESTMENT POLICIES AND PRACTICES

     This SAI supplements the Fund's Prospectus. The purpose of this SAI is to set forth additional investment policies not described in the Fund's Prospectus, and to provide an expanded description of the Fund's investment strategies, management and other Fund policies which are already contained in the Fund's Prospectus.

CONVERTIBLE SECURITIES AND DEBT SECURITIES

     The Fund may invest up to 5% of its assets in convertible securities. Convertible securities are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into shares of common stock. Convertible securities rank senior to common stock in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. The market value of convertible securities tends to increase when interest rates decline, and conversely, tends to decline when interest rates increase. In addition, the price of convertible securities often reflects changes in the value of the underlying common stock.

         The Fund will receive interest payments, if the convertible security is a debt security, or a dividend preference, if the convertable security is preferred stock, until the security matures or the Fund chooses to convert or redeem the security. The Fund benefits from convertible securities by earning current income from the security in an amount greater than the Fund would earn by purchasing the underlying stock outright. The Fund may convert the security if the underlying stock appreciates in value. In determining whether to purchase a convertible security, the Fund will consider the same criteria as if it were purchasing the underlying stock.

     The value of the convertible security may be determined both by the value of its current yield (its "investment value") and the market value of the underlying stock (the "conversion value"). The investment value typically fluctuates inversely with changes in prevailing interest rates and the conversion value fluctuates directly with changes in the price of the underlying stock.

LOWER-RATED SECURITIES

         The Fund may invest up to 5% of its assets in convertible and non-convertible debt securities which are below investment grade or carry no rating.

Investment grade securities are rated BBB or higher by Standard & Poor's Rating Service ("S&P"), a division of McGraw Hill Companies, Inc. or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), two of the top rating services. The Fund will maintain a minimum grade for its lower-rated debt securities of CCC by S&P or Caa by Moody's. If unrated, such debt securities shall be of comparable quality, as determined by the Fund. Lower-rated securities generally offer a higher rate of return than investment grade issues, but also involve greater risks, in that they are sensitive to changes in interest rates, and adverse economic changes in the issuing company's industry. Furthermore, there is less of a market in which to dispose lower-rated debt securities than there is for higher quality securities. These factors may limit the Fund's ability to sell such securities at fair value.

RIGHTS AND WARRANTS

     The Fund may invest up to 5% of its total assets in rights or warrants. These securities entitle the Fund to purchase a set amount of shares of a corporation's stock in exchange for a fixed price per share, during a specified period of time. The warrant may become worthless if the right to purchase the shares is not exercised before the warrant expires. Furthermore, the amount the Fund paid for the warrant together with the amount the Fund is entitled to pay for the underlying security may ultimately exceed the actual market value of the underlying security, during circumstances of poor market performance.

LENDING OF PORTFOLIO SECURITIES

     The Fund may lend up to 25% of its portfolio securities to creditworthy registered brokers, dealers and other financial institutions, in exchange for cash or equivalent collateral equal to the value of the securities. The Fund benefits from such loans by continuing to receive the income on the loaned securities while also earning interest on the cash collateral. The Fund could lose money if the borrower fails to return the loaned securities and the collateral is insufficient to cover the loss. The Fund will monitor on an ongoing basis the creditworthiness of firms to which the Fund lends its portfolio securities. In addition, the Fund will seek to have the loaned securities returned when the Fund wishes to exercise voting or other rights associated with the securities.

FOREIGN SECURITIES

     The Fund may invest up to 5% of its total assets in foreign securities. Such investments may be in the form of American Depository Receipts- stock certificates of a foreign company which are held in trust by a bank or similar financial institution. Foreign securities are associated with significant risks such as fluctuating currency rates, less trading volume and liquidity than U.S. markets, and less stringent accounting and disclosure standards. In addition, foreign investments may be subject to foreign government intervention, or economic or social instability in the foreign issuer's country. These factors may prevent the Fund from obtaining reliable information about the foreign company's financial condition and operations and from selling the company's securities promptly and at a profit.

BORROWING

     The Fund may borrow money in amounts up to 5% of the value of its total assets (but may exceed such 5% limit in order to meet redemption requests). The Fund may not purchase securities while its borrowings exceed the 5% limit. The Fund will not borrow money for the purpose of increasing the Fund's net income. In order to maintain assets in a ratio of 300% of the amount of the Fund's borrowings (required by most banks), the Fund may be required to quickly divest some of its securities and apply the proceeds toward reducing the Fund's debt, even though it may be disadvantageous from an investment standpoint to sell securities at the time.

ILLIQUID AND RESTRICTED SECURITIES

     The Fund may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly and at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

     The Fund may invest up to 15% of its net assets in illiquid securities, or securities which may not be easily sold due to restrictions on resale, conditions or terms that are attached to the security, or the general lack of an available market. The Fund may lose money due to its inability to promptly divest such securities.

RULE 144A SECURITIES

         The Fund may purchase Rule 144A securities which are otherwise illiquid but are still eligible for purchase and sale without limitation by qualified institutional buyers. If the Fund determines such securities to be readily disposable (based upon factors such as the available market and ease of trading) such securities will be excluded from the limit on illiquid securities.

SHORT SALES "AGAINST THE BOX"

         "Short sales" are sales of securities the Fund does not actually own, made with the anticipation that the value of the securities will decrease and the Fund will be able to make a profit by purchasing securities to cover the sale at the lower price. The Fund may make short sales "against the box", in which the Fund actually owns or has the right to acquire securities equal to the securities sold. As collateral for its short sales against the box, the Fund will deposit amounts in escrow equal to the value of securities it has sold short. In order to protect the Fund's investment in its current portfolio of securities, the Fund may fulfill its obligation to deliver securities sold short by using the escrow funds to purchase comparable securities in the marketplace, rather than by delivering securities already in the Fund's portfolio.

HEDGING TRANSACTIONS

         The Fund may use certain hedging techniques to manage risks associated with exposure to the effects of possible changes in security prices, or other factors that affect the value of its portfolio. These techniques, such as buying and selling derivative securities (including options, forward foreign currency exchange contracts, futures contracts or options on futures contracts) involve significant risks and may increase the volatility of the Fund. The Fund may use such hedging transactions solely for risk management purposes and not for speculation. No more than 5% of the Fund's net assets will be placed at risk in hedging transactions.

REPURCHASE AGREEMENTS

     From time to time, the Fund may invest up to 15% of its assets in repurchase agreements, in which the Fund purchases securities from a financial institution such as bank, which agrees to repurchase those securities back from the Fund at a fixed price and at a fixed time (not more than one week from the Fund's original purchase). In the meantime, the securities are held as collateral in a separate account and the Fund receives the interest income on that  account.  The Fund  will  enter  into  repurchase  transactions  only with reputable financial institutions, whose creditworthiness the Fund has investigated. The Fund will also require the financial institution to maintain collateral at all times with a value equal to the amount the Fund paid for the securities. If the bank or other financial institution cannot honor its commitment to repurchase the securities, the Fund could lose money.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     From time to time the Fund may purchase securities for delivery at a later date, or sell securities for payment at a later date. The value of these securities may fluctuate prior to settlement, and could result in a gain or loss for the Fund. Should any security purchased for delayed delivery decline in value, the Fund may sell the security before settlement to mitigate the loss. The Fund will maintain cash or equivalent collateral in a separate account to cover the value of any securities purchased for later delivery. The Fund will use the daily market value of such securities when calculating the Fund's net assets, rather than the purchase or sale price.

"WHEN", "AS" AND "IF" ISSUED SECURITIES

     The Fund may purchase a company's securities even though actual delivery depends on the occurrence of a particular event, such as the company's merger, corporate reorganization or debt restructuring. The Fund will only include such securities in its portfolio when there is a real possibility of delivery. Until delivery, the Fund will maintain cash or equivalent collateral in a separate account to cover the value of the conditional securities. In addition, the Fund will use the daily market value of such securities when calculating the Fund's net assets.

TEMPORARY DEFENSIVE INVESTMENTS

         There may be periods when the Fund believes that market conditions are unusual. During these periods, the Fund may temporarily assume a defensive position, and place a higher amount of its total assets in short-term liquid assets, cash or cash equivalents.

PORTFOLIO TURNOVER

         Although the Fund does not intend to engage in trading for short-term profits it may sell a portfolio security regardless of how long the security has been held. The Fund's annual portfolio turnover rate is not expected to exceed 50%, which means that the Fund expects no more than one half of its portfolio securities to be replaced during the year. Please refer to the section of the Fund's Prospectus entitled "Financial Highlights" for the Fund's portfolio turnover rate during the most recently completed fiscal year.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS. In addition to the investment policies contained in the Prospectus, the Fund has adopted the investment restrictions listed below. Approval by a majority of the outstanding shares of the Fund is required to change these restrictions. Majority approval means approval by the lesser of (i) the holders of more than 50% of all the Fund's outstanding shares; or (ii) the holders of 67% of shares represented at any meeting at which at least 50% of the Fund's outstanding shares are present. The Fund may exceed the percentage limits set forth in these investment restrictions if such excess is due to a fluctuation in the value of the Fund's net assets (except in the case of excess borrowings).

     The Fund may not:

     (1) Invest 25% or more of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries);

     (2) With respect to 75% of the Fund's total assets, invest more than 5% of the Fund's total assets (taken at market value at the time of purchase) in securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

     (3) Borrow amounts greater than 5% of its total assets for temporary purposes and greater than 33 1/3% of its total assets for meeting redemption requests (when aggregated with temporary borrowings);

     (4) Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     (5) loans its securities to other persons in excess of 25% of the Fund's total assets, provided that, the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     (6) Act as an underwriter for other issuers (except as the Fund may be deemed an underwriter when selling its portfolio securities);

     (7)          Purchase or sell real  property or any real estate  interests;
                  including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real property or real estate interests;

     (8) Purchase securities on margin, except as short-term credit necessary for clearing any purchase and sale of portfolio securities, but the Fund may deposit margins in connection with transactions in options, futures and options on futures;

     (9) Invest in commodities or commodity futures contracts, except for: (i) forward foreign currency contracts; (ii) financial futures contracts; and (iii) options on financial futures contracts, securities, foreign currencies and securities indices; and

     (10)         Issue any senior securities,  except as permitted by  the 1940
                  Act.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The following restrictions have also been adopted by the Fund. These restrictions may be amended by a vote of the Trust's Board of Trustees without the approval of shareholders.

The Fund may not:

     (1) Sell securities short, except transactions involving selling securities short "against the box";

     (2) Make investments for the purpose of exercising control or management;

     (3) Invest or maintain more than 15% of its net assets in securities which cannot be readily resold because of legal or contractual restrictions; or

     (4) Invest in other investment companies except as permitted under the 1940 Act.


                             MANAGEMENT OF THE FUND

     The Trust is directed by a Board of Trustees, which has broad supervision over the affairs of the Fund and the Trust. The officers of the Trust are responsible for the Fund's operations. Listed below are the Trustees and officers of the Trust who are primarily responsible for managing the Fund, and their principal occupations during the past five years.

                                       POSITION WITH                PRINCIPAL OCCUPATION DURING PAST
NAME, AGE AND ADDRESS                  THE FUND                     FIVE YEARS
---------------------                  -------------                -------------------------------
WARREN J. ISABELLE, CFA*               Trustee, President           Portfolio Manager, Pioneer Capital
Age 47                                 and Chairman of              Growth Fund, July 1990 to January
One International Place                the Board                    1997; Senior Vice President and Head
Boston, MA 02110                                                    of Domestic Equity Management,
                                                                    Pioneer Mutual Funds, June 1994 to
                                                                    January 1997; Portfolio Manager,
                                                                    Pioneer Small Company Fund; Senior
                                                                    Vice President and Chief Investment
                                                                    Officer of Equities  at Keystone
                                                                    Investment Management Company,
                                                                    February 1997 through May 1997.


RICHARD L. DROSTER*                    Trustee and                  Director of Institutional Marketing,
Age 37                                 Executive Vice-              Heartland Advisors, Inc. (Investment
One International Place                President                    Advisors), October 1992 through
Boston, MA 02110                                                    October 1996; Vice President,
                                                                    Prospect Street Investment Management
                                                                    Co., Inc., June 1997 through August
                                                                    1997.


N. STEPHEN OBER(1)                     Trustee                      Corporate Medical Director and
Age 39                                                              Executive Vice President, Private
36 Washington Street                                                Healthcare Systems, Inc. (managed
Suite 70                                                            health care organization), 1990
Wellesley Hills, MA 02181                                           through 1995; President and Chief
                                                                    Executive Officer, Synergy Health
                                                                    Care, Inc. (health care information
                                                                    systems), 1995 to present.


DONALD A. NELSON, CPA(1)               Trustee                      Assistant Professor, Department of
Age 53                                                              Accounting and Finance, Merrimack
Merrimack College                                                   College, since 1975; Certified Public
Andover, MA 01810                                                   Accountant, 1972 to present.


                                       POSITION WITH THE            PRINCIPAL OCCUPATION DURING PAST FIVE
NAME, AGE AND ADDRESS                  FUND                         YEARS
---------------------                  -----------------            -------------------------------------
JOHN A. FIFFY(1)                       Trustee                      Acquisition Consultant, Digital
Age 48                                                              Equipment Corporation, 1993 to
Digital Equipment Corp.                                             present.
200 Forest Street
Marlboro, MA 01752





GARY S. SAKS                           Vice-President,              Client Service Representative and New
Age 30                                 Secretary,                   Accounts Assistant Manager, Furman
One International Place                Treasurer and                Selz Prime Brokerage Department
Boston, MA 02110                       Chief Financial              (brokerage), December 1993 to July
                                       Officer                      1995; Consultant Air Travelers
                                                                    Service Corporation, January 1997
                                                                    to September 1997; Consultant,
                                                                    Dorchester Tire Service, January 1996
                                                                    to  December 1996.


* These Trustees are considered Interested Persons withing the meaning of the 1940 Act. Mr. Isabelle is President and Chief Investment Officer and Mr. Droster is Executive Vice-President of Ironwood Capital Management, LLC, the Fund's Investment Adviser.

(1)      Messers. Ober, Nelson and Fiffy serve on the Fund's Audit Committee and
         Nominating   Committee.   The  Fund  has  no  Management  or  Executive
         Committees.

                    Amount of compensation paid by the Trust
                 during the fiscal year ending December 31, 1998

                                                                                                             Total
                                    Aggregate            Retirement                                      Compensation
                                      Annual              Benefits                 Pension              from the Trust
         Name of Person             Compensat         Accrued as Part             Estimated                and Fund
       and Position with             ion from             of Fund              Annual Benefits          Complex Paid to
              Fund                  the Trust             Expenses             Upon Retirement              Trustee
       ------------------           ---------         ---------------          ---------------          ---------------
Warren J. Isabelle(1)                   $0                  None                     None                     $0
Chairman of the
Board, President and
Trustee
Richard L. Droster(1)                   $0                  None                     None                     $0
Vice-President and
Trustee
N. Stephen Ober                         $0                  None                     None                     $0
Trustee
Donald A. Nelson                      $2,000                None                     None                   $2,000
Trustee
John A. Fiffy                         $2,000                None                     None                   $2,000
Trustee
Gary S. Saks(2)                         $0                  None                     None                     $0
Vice-President,
Secretary and
Treasurer


(1) The Fund does not pay any annual trustee's fee to any Trustee who is affiliated with ICM or FDDI.

(2)      The Trust pays no salaries or compensation to any of its officers.



                         PRINCIPAL HOLDERS OF SECURITIES

         The following table sets forth, as of January 29, 1999 (A) the name, address and holdings of each person known by the Fund to be a record or beneficial owner of (i) more than 5% of the outstanding Investment shares or Institutional Shares of the Fund; (ii) more than 25% of the total outstanding voting Shares of the Fund; and (B) the percentage of the Fund's Shares owned by all officers and Trustees of the Fund as a group.


Owner of Shares                                                                  Percentage of
of the Fund                              Address                                 Ownership of Shares
-----------                              -------                                 -------------------
The Huntington National                  23000 Euclid Avenue                     100% of Institutional Shares
Bank, TTEE FBO                           Cleveland, OH 44117                     70% of all outstanding
Park Ohio Industries, Inc.                                                       Shares(1)

Charles Schwab & Co., Inc.               101 Montgomery Street                   13.73% of Investment Shares
                                         San Francisco, CA 94104

National Financial Services              200 Liberty Street, One                 10.17% of Investment Shares
Corp.                                    World Financial
                                         New York, NY 10281
All Officers and Trustees                N/A                                     7.89% of Investment Shares(2)
as a Group (6 Persons)


(1) Park Ohio Industries, Inc. ("Park Ohio") owns in excess of 25% of the total outstanding Shares of the Fund and may be considered a Control Person within the meaning of the 1940 Act. Should the Fund hold annual meetings of shareholders, the effect of other shareholders' voting rights could be diminished by the influence of Park Ohio's substantial voting power. The Fund does not intend to hold annual meetings of shareholders, as set forth in the section of this SAI entitled "Description of Shares".

(2)      Includes  2.09% owned of record by immediate  family members of Richard
         L. Droster, an officer and Trustee of the Trust.


                               INVESTMENT ADVISER


         Ironwood Capital Management, LLC ("ICM")
         One International Place
         Boston, Massachusetts 02110

         Mr. Warren J. Isabelle, President and Chief Executive Officer of ICM and Mr. Richard L. Droster, Executive Vice-President of ICM are the controlling principals of ICM and are also officers and Trustees of the Trust.

         As the Fund's investment adviser, ICM determines in its discretion which securities the Fund will purchase, sell or otherwise dispose of, pursuant to an agreement between ICM and the Trust. The agreement extends for two years, and is renewable annually thereafter by vote of a majority of the Trustees (including a majority of the Trustees who are not parties to the contract or interested persons of any such parties). The agreement may not be assigned and may be terminated without penalty by either party upon sixty days' written notice, or by vote of the Board of Trustees or a majority of outstanding voting securities.

         Pursuant to the agreement, ICM will not be held liable for any error of judgment or mistake of law, or for any investment losses resulting from ICM's recommendations. ICM is responsible for its own willful bad acts, bad faith or gross negligence while performing its duties and its own reckless disregard of its obligations.

         ICM also privately manages investment portfolios for individuals, partnerships, corporations, and other institutional investors.

         ICM is responsible for all expenses related to its services for the Fund. ICM has agreed to waive its fees and reinburse the Fund to the extent total annualized expences exceed 1.95% of the average daily net assets for Investment Shares and 1.70% of the average daily net assets for Institutional Shares. All other expenses will be paid by the Fund, Expenses incurred by the Fund are:

         o       distribution expenses for Investment Shares;
         o charges by any administrator, registrar, custodian, stock transfer and dividend disbursing agent;
         o       brokerage commissions;
         o       taxes;
         o costs of registering the Fund and its shares under federal and state securities laws;
         o cost of printing, typesetting, and distributing Fund offering materials to shareholders;
         o       expenses  associated with shareholders' and Trustees' meetings
                 and   preparing   and   distributing   proxy   statements   to
                 shareholders;
         o fees and travel expenses of Trustees or members of any advisory board or committee who are not employees or affiliates of ICM;
         o expenses incident to any dividend, withdrawal or redemption options;
         o       charges and expenses of any outside share valuation service;
         o legal and accounting fees (excluding compensation of attorneys who are employees of the Adviser);
         o       membership dues of industry associations;
         o       interest payable on Fund borrowings;
         o       postage;
         o       insurance premiums on property and employees;
         o       other extraordinary expenses;
         o       expenses of any outside pricing service for Fund Shares; and
         o       all other costs of the Fund's operations.


         As compensation for its management services and expenses incurred, ICM is entitled to a monthly management fee from the Fund at the rate of 1.00% of the Fund's average daily net assets, which fee is computed daily. The Fund paid ICM $32,430 in investment advisory fees and ICM waived its fees and reimbursed the Fund $224,508 for services rendered during the period commencing with operations and ending December 31, 1998.

                                  ADMINISTRATOR

         First Data Investor Services Group, Inc.
         3200 Horizons Drive
         King of Prussia, Pennsylvania 19405

         First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, furnishes the Trust with clerical help and accounting, data processing, internal auditing and legal services and certain other services required by the Trust. It also prepares reports for the Fund's shareholders, tax returns, filings with SEC and state securities authorities, and generally assists in all aspects of the Trust's operations, other than providing investment advice.

         As compensation for its services, Investor Services Group receives a monthly fee based on the value of the aggregate average daily net assets of the Fund (and any other Fund of the Trust for which the administrator provides services), computed daily at the following rates:

         o      0.12% of the first $150 million of net assets;
         o 0.15% of net assets between $150 million and $500 million of net assets;
         o      0.12% of the next $500 million to $750 million in net assets;
         o      0.09% of the next $750 million to $1.5 billion in net assets;
         o      0.075% of the next $1.5  billion to $2.5  billion in net assets;
         o      0.05% of the next $2.5 billion to $5 billion in net assets; and
         o 0.025% of net assets in excess of $5 billion, subject to a minimum annual charge of $55,000 per fund.

         There is a separate fee for accounting services at the following rates:

         o      $35,000 per annum per fund; and
         o $5,000 per annum for each additional class of shares above the initial class.

The Fund paid Investor Services Group $45,017 in administrative fees for services rendered during the period commencing with operations and ending December 31, 1998.


                                 TRANSFER AGENT

         First Data Investor Services Group, Inc.
         3200 Horizons Drive
         King of Prussia, Pennsylvania 19405

     First Data Investor Services Group, Inc. also acts as the Fund's transfer and dividend disbursing agent, pursuant to an agreement with the Trust, and provides the following services:

         o        issues and redeems Shares of the Fund;
         o addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for shareholders' meetings;
         o        maintains shareholder accounts;
         o        responds to shareholder correspondence; and
         o makes periodic reports to the Board of Trustees concerning the operations of the Trust.


                                    CUSTODIAN

         The Fifth Third Bank
         37 Fountain Square Plaza
         Cincinnati, Ohio 45263

         As Custodian of the Fund's assets, the bank is responsible for handling the receipt and delivery of securities, collecting interest and dividends on the Fund's investments and safekeeping and controlling the Fund's cash and securities (which may be deposited into the Federal Reserve Treasury Department Book Entry System or the Depository Trust Company). While the Custodian does not determine the Fund's investment policies or make investment recommendations, the Fund may invest in securities and repurchase agreements issued by the Custodian or deal with the Custodian as a principal in securities transactions.

                                   DISTRIBUTOR


         First Data Distributors, Inc.
         4400 Computer Drive
         Westborough, Massachusetts 01581

         Pursuant to a distribution agreement with the Trust (renewable annually), First Data Distributors, Inc. ("FDDI"), a subsidiary of Investor Services Group, acts as the Fund's distributor, by selling on a continuous basis the Fund's Investment Shares and Institutional Shares. FDDI is not obligated to sell any particular amount of shares.


                                DISTRIBUTION PLAN
                            (Investment Shares Only)

     The Trust has entered into a Distribution Plan (under Rule 12b-1) with respect to the Fund's Investment Shares (the "Plan"), which permits the Fund to pay FDDI for distribution expenses borne, or paid to others, by FDDI for the purposes of financing or assisting in the financing of any activity which is primarily intended to result in the sale of the Investment Shares of the Fund. The Trustees believe that the Plan will benefit the Fund by providing greater access to investors than could be achieved without the Plan. The type of distribution expenses covered under the Plan include, but are not limited to, the costs and expenses of direct marketing activities, the design, preparation, printing and distribution of promotional materials, advertising, offering materials, and shareholder materials and the compensation of securities dealers and other financial intermediaries for sales activities. These expenses accrue annually each fiscal year, and may not exceed 0.25% of the Fund's average annual net assets attributable to Investment Shares. FDDI provides the Trust with a quarterly written report of the amounts expended under the distribution plan and the purpose for which such expenditures were made.

         Please refer to the section of the Fund's Annual Report dated December 31, 1998 entitled "Statement of Operations" for the aggregate distribution fees the Fund accrued for the period commencing with operations and ending December 31, 1998.

         THE PLAN. The Distribution Plan was adopted by a majority vote of the Board of Trustees (including all non-interested Trustees), for the benefit of the Fund and its shareholders. None of the Trustees has any direct or indirect financial interest in the Distribution Plan. The Plan remains in effect from year to year provided the Trustees annually approve its continuance. The Trustees (as well as holders of the Investment shares) must approve any material changes to the Plan, including changes to increase distribution expenses. The Plan may be terminated at any time, without penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and who have no financial interest in the operations of the Plan, or by a vote of a majority of the outstanding voting Investment Shares. The Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).


                         INDEPENDENT PUBLIC ACCOUNTANTS

         Arthur Andersen LLP
         225 Franklin Street
         Boston, Massachusetts 02110-2812

         As the Trust's independent public accountant, Arthur Andersen provides audit services, tax return review and assistance and consultation on financial information contained in the Fund's SEC filings.

                                 LEGAL COUNSEL

     The Trust's legal counsel is Lane Altman & Owens LLP, 101 Federal Street, Boston, Massachusetts, 02110.

                             PURCHASE OF FUND SHARES

     The  following   information  about  how  to  purchase  the  Fund's  shares supplements the information in the Prospectus under the heading "Information About Your Account - Purchasing Shares."

     TRANSACTIONS THROUGH SECURITIES DEALERS. Fund shares may be purchased and redeemed through securities dealers. Some dealers may place the Fund's Shares in an account with their firm. Dealers may place conditions on the purchase of Fund shares, including:

         o requirement to purchase more than the minimum investment amount,
         o restriction on issuing redemption checks in the customer's name;
         o        limits on purchase of fractional Shares.

     FEES. There is no sales or service charge to individual investors by the Fund or by FDDI, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. These fees are usually deducted monthly from the investor's account and on smaller accounts could constitute a substantial portion of the distribution. In some states, banks or other financial institutions may be required by law to register as securities dealers. Securities dealers may charge fees in connection with:

         o        same-day investment of client funds;
         o        same-day access to client funds;
         o advice about the status of accounts, yield currently being paid or income earned to date;
         o providing periodic account statements of security and money market positions;
         o        other   assistance  with  inquiries   related  to  a  client's
                  investment.


         RETIREMENT PLANS. Tax-deferred retirement plans such as individual retirement accounts ("IRAs"), Roth IRAs, Educational IRAs and other qualified plans are permitted to purchase shares of the Fund. Anyone considering establishing a retirement plan should consult with an attorney and/or accountant about the terms and tax consequences of the plan.

                           REDEMPTION OF FUND SHARES

         The following information about how to redeem the Fund's shares supplements the information in the Prospectus under the heading "Information About Your Account - Selling Shares."

         WIRE REDEMPTION PRIVILEGE. The Fund's Transfer Agent is authorized by the investor using this privilege to act on wire or telephone redemption instructions from any person who the Transfer Agent reasonably believes to be the genuine owner of the account. Ordinarily, if the Transfer Agent receives the redemption request in proper form, the Fund will usually initiate payment for the redeemed shares (less a $20 wire redemption fee) on the next business day after receipt.

         Redemption proceeds ($1,000 minimum) are be transferred by Federal Reserve wire to the commercial bank account specified on the Account Application or Shareholder Services Form (or to a correspondent bank if the investor's bank is not a member of the Federal Reserve System). The correspondent bank must immediately notify the investor's bank to avoid a delay in crediting the funds to the investor's bank account.

         SIGNATURES. Each shareholder (and each joint account holder) must personally sign a written redemption request. You must provide a signature guarantee if:

         o        you are redeeming shares worth more than $50,000;
         o you are requesting that the proceeds check be made out to someone other than the registered owners or be sent to an address other than the record address;
         o        the account  registration has changed within the last 30 days;
                  or
         o you are instructing us to wire the proceeds to a bank account not designated on the Account Application.

         The Transfer Agent will generally accept signature guarantees in proper form from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program, the Securities Transfer Agents Medallion Program and the Stock Exchanges Medallion Program. Signature Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call the telephone number listed on the cover.

         REDEMPTION COMMITMENT. The Fund will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC. For requests in excess of such amount, the Board of Trustees may make payments in whole or in part in securities or other assets (usually during a time of emergency or when a cash distribution would adversely impact the Fund's liquidity). Any securities distributed would be readily marketable, to the extent available, and would be valued in the same manner as the Fund's investment securities are valued. Brokerage charges may be incurred upon the sale of such securities.

     SUSPENSION OF REDEMPTIONS. Redemption rights may be suspended and payment for redeemed Shares may be postponed under the following circumstances:

         o during any period when the NYSE is closed (excluding normal weekend and holiday closings);
         o        when trading is restricted in the Fund's normal markets;
         o during an emergency (as determined by the SEC) in which the Fund cannot reasonably dispose of its investments or determine its net asset value; or
         o during such other periods as the SEC may permit to protect the Fund's shareholders.

                       INVESTMENT OF PORTFOLIO SECURITIES

         BROKER-DEALERS.   When  selecting  a  broker  or  dealer  to  effect  a
transaction in the Fund's portfolio securities, ICM will consider various factors such as:

         o        the size and type of the transaction;
         o the nature and character of the markets for the security to be purchased or sold;
         o the dealer's execution efficiency, settlement capability, and financial condition;
         o the dealer's execution services rendered on a continuing basis; and
         o        the reasonableness of any dealer spreads.

         When more than one broker-dealer is suitable, ICM will choose a broker-dealer capable of providing supplemental research services to the Fund, and may choose to pay a higher commission to account for the supplemental services. (It is impossible to estimate the frequency with which ICM uses such broker-dealers). Such research is intended to supplement ICM's normal independent research activities in an effort to avoid additional expense, rather than replace them. Supplemental research services may include:

         o        providing advice about the value of securities;
         o providing advice about the availability of securities for purchase, or about specific purchasers or sellers of securities;
         o furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies and performance of accounts; and
         o effecting securities transactions and performing incidental functions such as clearance and settlement.

         From time to time, ICM may execute portfolio transactions with broker-dealers who also sell shares of the Fund, subject to rules adopted by the National Association of Securities Dealers. ICM has made no commitment to execute any or all portfolio transactions through such broker-dealers.

         The Fund paid $45,923.05 in aggregate commissions for brokerage services rendered during the period January 1, 1998 until December 31, 1998. The Fund paid $11,248.02 in Hoenig & Co., Inc. representing "soft-dollars" for investment research and brokerage services rendered during the period January 1, 1998 until December 31, 1998.

         IDENTICAL SECURITIES. From time to time, it is possible that identical securities may be held by more than one of ICM's clients. If ICM purchases or sells identical securities for more than one account at the same time, ICM may not be able to execute orders as large as it may desire, or buy and sell the securities at an advantageous price. Conversely, ICM may be able to obtain more desirable prices by buying or selling in a volume transaction identical securities held by more than one of its client accounts. When ICM purchases or sells identical securities for more than one of its accounts, ICM will allocate the transaction in such security between the Fund and all such client accounts in a manner ICM deems equitable, taking into account the size of each account and the amount being purchased or sold.


                                      TAXES

         QUALIFICATION. The Fund intends to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. The Fund will not be required to pay federal income tax if the Fund meets these requirements:

         (1) SOURCE OF INCOME. The Fund must derive at least 90% of its annual gross income from dividends, interest, payments on loans of securities, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test").

         (2) DIVERSIFICATION. The Fund must also satisfy certain quarterly diversification requirements, including:

                  (i) limiting the Fund's investment composition so that at least 50% of the Fund's total assets consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities.

                  (ii) limiting other securities in (i) above, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and 10% of the issuer's outstanding voting securities; and

                  (iii) limiting the value of the Fund's total assets that can be invested in a single issuer to 25% (other than U.S. Government securities or securities of other regulated investment companies).

         Changes to the Federal tax law repealed the 30% limit on gains from securities held for less than three months (the "30% test") for tax years beginning after August 5, 1997. However, the Fund may continue to observe the restriction until certain state taxing authorities adopt the new federal provisions.

         (3) DISTRIBUTION. The Fund must also make a "required distribution", consisting of:

                  (i) 98% of the Fund's ordinary income earned during the calendar year;

                  (ii) and 98% of capital gain net income for the one year period ending October 31 (or December 31 if an election is made).

          The required distribution also includes 100% of any undistributed amount from prior years. A 4% excise tax will be imposed on the excess, if any, of the Fund's "required distribution" over the amount distributed within the calendar year. Any dividend declared by the Fund in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

         DIVIDENDS. Dividends from investment company taxable income may be taxed to the shareholders as ordinary income or long-term capital gain:

                  (i) ORDINARY INCOME: dividends from net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, whether received in cash or reinvested in additional Shares.

                  (ii) LONG-TERM CAPITAL GAIN: dividends from net long-term capital gain in excess of net short-term capital loss, if any, whether received in cash or reinvested in additional Shares (without regard to the length of time Shares of the Fund have been held).

         Recently enacted federal legislation provides for additional categories of net capital gain to be reported to shareholders each year beginning in 1997. Shareholders who receive annual 1099-DIV information from the Fund will also be provided with information with respect to the amount of 28% and 20% capital gain that is included in the capital gain dividend paid to shareholders during the year. The federal income tax status of all distributions will be reported to shareholders annually.

         FOREIGN INVESTMENTS. Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to the Fund's investments in stocks or securities may need to be limited in order to enable the Fund to satisfy certain tax qualification requirements. If the net foreign exchange loss for a year were to exceed the Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

     If the Fund acquires any equity interest (under proposed regulations, generally including not only stock but also an option to acquire stock) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the electing fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

         The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to its investments, if any, in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Fund does not expect to satisfy the requirements for passing through to its shareholders their pro rata share of qualified foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

         ORIGINAL ISSUE DISCOUNT. If the Fund invests in certain pay-in-kind securities ("PIKs"), zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

         CARRY-FORWARD. For federal income tax purposes, the Fund is permitted to carry forward a net capital loss for any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Fund and therefore are not expected to be distributed as such to shareholders.

         APPRECIATION. At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such Shares and the distributions economically represent a return of a portion of the investment.

         REDEMPTIONS. Redemptions and exchanges are taxable events. Any loss realized by a shareholder upon the redemption, exchange or other disposition of Shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such Shares.

         DERIVATIVES. Options written or purchased and futures contracts entered into by the Fund on certain securities, indices and foreign currencies, as well as certain foreign currency forward contracts, may cause the Fund to recognize gains or losses from marking-to-market at the end of its taxable year even though such options may not have lapsed, been closed out, or exercised or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization as long-term or short-term of capital gains and losses realized by the Fund. Certain options, futures and forward contracts relating to foreign currency may be subject to
Section 988, as described above, and may accordingly produce ordinary income or loss. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which the Fund's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable the Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of the Fund's income and losses and its distributions to shareholders.

        DIVIDENDS-RECEIVED DEDUCTION. For purposes of the 70% dividends-received deduction generally available to corporations under the Code, dividends received by the Fund from U.S. domestic corporations in respect of any share of stock with a tax holding period of at least 46 days (91 days in the case of certain preferred stock) held in an unleveraged position and distributed and designated by the Fund may be treated as qualifying dividends. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Fund Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund Shares, and, if they borrow to acquire Fund Shares, they may be denied a portion of the dividends-received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporation's adjusted current earnings over its alternative minimum taxable income, which may increase a corporation's alternative minimum tax liability.

         QUALIFIED PLANS. Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

         BACKUP WITHHOLDING. Federal law requires that the Fund withhold (as "backup withholding") 31% of reportable payments, including dividends, capital gain dividends and the proceeds of redemptions (including exchanges) and repurchases to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous under reporting of interest or dividend income.

         STATE TAX. If, as anticipated, the Fund qualifies as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

         The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons (U.S. citizens, residents or U.S. corporations, partnerships, trusts or estates) and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a possible 30% non-resident alien U.S. withholding tax (or non-resident alien withholding tax at a lower treaty rate) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.


                              DESCRIPTION OF SHARES

         SERIES OF SHARES. The Board of Trustees may authorize the issuance of an unlimited number of full and fractional Shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the Trust consists of only one series. However, the Trustees may establish additional series of shares, and may divide or combine the shares into a greater or lesser number of shares (without changing the proportionate beneficial interests in the Trust).

         CLASSES OF SHARES. The Trustees may classify or reclassify any series of the shares into one or more classes. The Trustees have authorized the issuance of two classes of Shares of the Fund designated as Investment Shares and Institutional Shares. Each Share of a class of the Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of the Trust, shareholders of each class of a series are entitled to share pro rata in the net assets allocable to such available for distribution to shareholders. The Trust may create and issue additional classes of shares.

         VOTING OF SHARES. Any matter required by federal or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of the Trust must be approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. A class or series will be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. The selection of independent public accountants, the approval of principal distribution contracts and the election of trustees are exempted.

         ANNUAL SHAREHOLDER MEETINGS. The Trust is not required and does not intend to hold annual meetings of shareholders. If the Trust holds a meeting, each share of the Trust will be entitled, as determined by the Trustees, to either one vote for each share or to one vote for each dollar of net asset value represented by such shares on all matters presented to shareholders including the elections of Trustees ("dollar based voting"). However, to the extent required by law or otherwise determined by the Trustees, series and classes of the Trust will vote separately from each other. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Shareholder meetings may be called by the Trustees, certain officers of the Trust or upon the written request of holders of 10% or more of the Shares entitled to vote at such meetings. Shareholders have the right to vote only on those matters specified in the Declaration of Trust and such other matters as the Trustees may determine or as may be required by law.

         TERMINATION OF TRUST. The Declaration of Trust permits the termination of the Trust or of any series or class of the Trust:

                  (i) by a majority of the affected shareholders at a meeting of shareholders of the Trust, series or class; or

                  (ii) by a majority of the Trustees without shareholder approval if the Trustees determine that such action is in the best interest of the Trust or its shareholders.

         MERGER OR CONSOLIDATION. The Declaration of Trust authorizes the Trustees, with shareholder approval to cause the Trust, or any series thereof, to merge or consolidate with any corporation, association, trust or other organization or sell or exchange all or substantially all of the property belonging to the Trust or any series thereof. In addition, the Trustees, without shareholder approval, may adopt a master-feeder structure by investing all or a portion of the assets of a series of the Trust in the securities of another open-end investment company.

         AMENDMENT OF TRUST. The Trustees may amend the Declaration of Trust without a shareholder vote. However, shareholders of the Trust have the right to vote on any amendment:

                 (i)   that would affect the voting rights of shareholders;
                 (ii)  that is required by law to be approved by shareholders;
                 (iii) that would amend the voting provisions of the Declaration of Trust; or
                 (iv)  that the Trustees determine to submit to shareholders.

                        SHAREHOLDER AND TRUSTEE LIABILITY

         LIABILITY AND INDEMNIFICATION OF SHAREHOLDERS. The Trust will indemnify each Shareholder out of Trust property and hold each Shareholder harmless from and against all claims and liabilities, to which a Shareholder may become subject by reason of his being or having been a Shareholder. The Trust will reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. If the Trust consists of more than one Series, recovery of losses and related expenses by Shareholders who are faced with claims or liabilities solely by reason of their status as Shareholders of that Series may not exceed the assets of that Series. The Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any resulting judgment. While a shareholder may be held liable to the extent the Trust is unable to meet its indemnification obligations, the Trust believes this possibility is remote in light of the nature of the Trust's business and the nature and amount of its assets.

         LIABILITY AND INDEMNIFICATION OF TRUSTEES. The declaration of Trust authorized the Trust to indemnify each of its Trustees, officers, agents and employees against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee, officer, agent or employee, directly or indirectly, by reason of being or having been a Trustee, officer, agent or employee of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee, officer, agent or employee against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence, unlawful conduct or reckless disregard of such person's duties or of the best interests of the Trust.

                        DETERMINATION OF NET ASSET VALUE

         Shares of the Fund are sold on a continuous basis at the net asset value per share next determined upon receipt by the Transfer Agent of an order in proper form. Net asset value per share of each class of shares of the Fund is determined by dividing the value of its assets, less liabilities attributable to that Class, by the number of Shares of that class outstanding. The net asset value is computed once daily, on each day the NYSE is open, as of the close of regular trading on the NYSE.

         Calculation of the Fund's net asset value is governed by certain policies and limitations:

                  (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other stock exchange or quoted by NASDAQ is valued at its latest sale price on that exchange (or on the primary exchange therefor, if such securities are listed on more than one exchange) or quotation service prior to the time assets are valued. If there were no sales that day and for securities traded on the other over-the-counter markets, the security is valued at the mean between the most recently quoted bid and asked prices;


                  (2) when market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees;

                  (3) the value of short-term debt securities which mature at a date less than sixty days subsequent to the valuation date will be determined on an amortized cost basis; and

                  (4) the value of other assets will be determined in good faith at fair value under procedures established by and under the general supervision of the Fund's Trustees. Dividends receivable are accrued as of the ex-dividend date. Interest income is accrued daily.

         The Fund does not accept purchase and redemption orders on days the NYSE is closed. The NYSE is currently scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

                               INVESTMENT RESULTS

         QUOTATIONS, COMPARISONS AND GENERAL INFORMATION. From time to time, the Fund may cite certain performance rankings in its advertisements or reports to shareholders for the purpose of illustrating or comparing its past performance with that of other mutual funds. For example, total return of the Fund's classes may be compared to rankings prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stock; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE; or The Frank Russell Indexes ("Russell 1000," "2000," "2500," and "3000,") or the Wilshire Total Market Value Index ("Wilshire 5000"), two recognized unmanaged indexes of broad based common stocks.

         Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal, and Worth may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper Analytical Services, Inc., Micropal, Inc.,
Morningstar,  Inc.,  Schabacker  Investment  Management and Towers Data Systems,
Inc.

     In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements in sales literature, or in reports to shareholders of the Fund.

     The Fund may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the Fund since the Fund's inception.

     In presenting investment results, the Fund may also include references to certain financial planning concepts, including (a) the need to evaluate financial assets and obligations to determine how much to invest; (b) the need to analyze the objectives of various investments to determine where to invest; and (c) the need to analyze the time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

     One of the primary methods used to measure the performance of a class of the Fund is "total return." "Total return" will normally represent the percentage change in value of an account, or of a hypothetical investment in a class of the Fund, over any period up to the lifetime of that class of the Fund. Total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result.

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS. The Fund's average annual total return quotations for each of its classes are calculated by standard methods prescribed by the SEC. They are computed by finding the average annual compounded rates of return that would cause a hypothetical investment in that class made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                  P(1+T)n = ERV

Where: P  = a hypothetical initial payment of $1,000

       T  = average annual total return

       n  = number of years

     ERV = ending redeemable value of the hypothetical $1000 initial payment made at the beginning of the designated period (or fractional portion thereof).

     For purposes of the above computation, it is assumed that all dividends and distributions made by the Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

     In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts of a particular class are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to a class's mean account size.

     The Funds total return for the period commencing with operations and ending December 31, 1998 was -30.90% for the Investment Shares and -30.80% for the Institutional Shares. Please refer to the section of the Fund's Prospectus entitled "Past Performance" for a more detailed description of the Fund's total return for the period commencing with operations and ending December 31, 1998.

                             REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC which covers the Shares offered hereby. The Registration Statement, including exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements made within this SAI or the Prospectus with respect to any contract or other document are not necessarily complete. You should refer to the complete copy of such contract or other documents attached as an exhibit to the Trust's Registration Statement.

                                    EXPERTS

     Arthur Andersen LLP, independent public accountants, have audited the Financial Statements attached hereto as of and for the period ending December 31, 1998. The Trust has included such report in reliance on the authority of Arthur Andersen LLP as experts in accounting and auditing.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Shareholders and Board of Trustees of ICM/Isabelle Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities of the ICM/Isabelle Small Cap Value Fund, including the schedule of investments, as of December 31, 1998, and the related statements of operations, changes in net assets and financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ICM/Isabelle Small Cap Value Fund as of December 31, 1998, the results of its operations, changes in its net assets and the financial highlights for the period presented, in conformity with generally accepted accounting principles.


                                                             ARTHUR ANDERSEN LLP
Boston, Massachusetts
February 16, 1999

ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
December 31, 1998
                                                        MARKET
SHARES                                                  VALUE
------                                                  -----
       Common Stocks - 97.80%

        BASIC MATERIALS - 7.69%
30,000  Crown Vantage, Inc.*                           $ 67,500
28,100  Landec Corp.*                                   168,600
21,000  Material Sciences Corp.*                        178,500
                                                   ------------
                                                        414,600
                                                   ------------
        CAPITAL GOODS - 16.85%
47,700  Acme Electric Corp.*                            226,575
9,300   Kollmorgen Corp.                                141,825
75,400  Measurement Specialties, Inc.*                  329,875
8,800   Nashua Corp.                                    117,150
7,000   Sparton Corp. *                                  41,563
4,000   Woodhead Industries, Inc.                        52,000
                                                   ------------
                                                        908,988
                                                   ------------
        CONSUMER CYCLICALS - 8.96%
60,000  Morgan Products, Ltd.*                          210,000
42,700  Transmedia Network, Inc.                         90,737
50,400  Worldtex, Inc.*                                 182,700
                                                   ------------
                                                        483,437
                                                   ------------
        CONSUMER STAPLES - 4.34%
26,000  WLR Foods, Inc.                                 234,000
                                                   ------------
                                                        234,000
        ENERGY - 1.64%
7,000   Power-One, Inc. *                                49,000
5,000   Triton Energy Limited *                          39,688
                                                   ------------
                                                         88,688
        HEALTH CARE - 19.88%
112,400 Anergen, Inc.*                                   45,662
50,200  Apria Healthcare Group, Inc.*                   448,663
5,000   EPIX Medical, Inc. *                             46,562
97,500  Medical Resources, Inc.*                        219,375
29,000  Neurocrine Biosciences, Inc.*                   199,375
25,000  Vencor, Inc. *                                  112,500
                                                   ------------
                                                      1,072,137


    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
December 31, 1998 (CONTINUED)
                                                         Market
Shares                                                   Value
-----                                                   ------
        Common Stocks - continued

        TECHNOLOGY - 22.85%
11,800  Anacomp, Inc.*                                  219,775
47,000  Broadway & Seymour, Inc.*                       105,750
23,650  CSP, Inc. *                                     187,722
2,000   DT Industries, Inc.                              31,500
5,000   General Scanning, Inc. *                         30,312
17,000  Integrated Circuit Systems, Inc.*               299,625
50,000  OpenROUTE Networks, Inc. *                       85,937
22,700  Pioneer-Standard Electronics, Inc.              212,813
10,000  Signal Technology, Corp. *                       26,250
3,000   VLSI Technology, Inc. *                          32,813
                                                   ------------
                                                      1,232,497
        TRANSPORTATION - 8.51%
24,000  Yellow Corp.                                    459,000
                                                   ------------
                                                        459,000
        OTHER - 7.08%
5,000   Harnischfeger Industries, Inc.                 $ 50,938
19,000  Maverick Tube Corp. *                           105,687
2,000   Roy F. Weston, Inc. *                             5,500
11,000  Vallen Corporation *                            220,000
                                                   ------------
                                                        382,125

Total Common Stocks (Cost $6,274,651)                 5,275,472


Total Investments (Cost $6,274,651)** - 97.80%        5,275,472
Liabilities Net of Cash and Other Assets - 2.20%        119,488
                                                   ------------
NET ASSETS - 100.00%                                $ 5,394,960



* Non-income producing security.
** Cost for federal income tax purposes is $6,274,651 and net unrealized depreciation consists of:

Gross unrealized appreciation.....................................    $ 399,331
Gross unrealized depreciation.....................................    1,398,510
Net unrealized depreciation.....................................      ($999,179)




    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998

ASSETS:
 Investments in securities at market value
   (identified cost $6,274,651) (Note 1)                            $ 5,275,472
 Receivable for investments sold                                        104,574
 Receivable for fund shares sold                                         42,073
 Due from adviser (Note 3)                                               26,018
 Deferred organization costs (Note 1)                                    50,464
 Other assets                                                             4,294
                                                                    ------------
    TOTAL ASSETS                                                      5,502,895
                                                                    ------------
LIABILITIES:
 Accrued expenses                                                        46,924
 Accrued distribution expense                                             1,204
 Due to Bank                                                             59,807
                                                                    -----------
   TOTAL LIABILITIES                                                    107,935
                                                                     -----------
NET ASSETS                                                          $ 5,394,960
                                                                    ------------
INVESTMENT CLASS SHARES (NOTE 1):
 Net assets (Unlimited shares of $0.001 par beneficial
  interest authorized; 240,298 shares outstanding)                  $ 1,660,463
                                                                    ------------
 Net asset value, offering and redemption price per Investment
 Class Share ($1,660,463 / 240,298 shares)                               $ 6.91
                                                                    ------------
INSTITUTIONAL CLASS SHARES (NOTE 1):
 Net assets (Unlimited shares of $0.001 par beneficial
  interest authorized; 539,374 shares outstanding)                  $ 3,734,497
                                                                    ------------
Net asset value, offering and redemption price per Institutional
Class Share ($3,734,497 / 539,374 shares)                                $ 6.92
                                                                    ------------
NET ASSETS CONSIST OF:
Paid-in capital                                                       7,206,712
Accumulated net investment loss                                               0
Accumulated net realized loss on investments                          (812,573)
Net unrealized depreciation on investments                            (999,179)
                                                                    ------------
NET ASSETS                                                           $5,394,960
                                                                    ------------



    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
December 31, 1998



                                                                  For the Period
                                                                  March 9, 1998*
                                                                     through
                                                               December 31, 1998
                                                               -----------------
INVESTMENT INCOME:
 Dividends                                                              $ 4,307
 Interest                                                                22,576
                                                                    ------------
TOTAL INCOME                                                             26,883
                                                                    ------------
EXPENSES:
 Investment advisory fees (Note 3)                                       32,936
 Professional fees                                                       40,426
 Accounting fees                                                         32,591
 Administration fees                                                     45,017
 Registration fees                                                       36,291
 Transfer agent fees                                                     57,942
 Custodian fees (Note 3)                                                 10,062
 Printing fees                                                            3,589
 Amortization of organization costs (Note 1)                              9,804
 Insurance fees                                                           8,759
 Trustees fees                                                            4,000
 Distribution fees - Investment Class (Note 4)                            2,153
                                                                    ------------
     TOTAL EXPENSES                                                     283,570
       Fees waived and expenses reimbursed by Adviser (Note 3)         (224,508)
       Credits allowed by custodian (Note 3)                               (922)
                                                                    ------------
NET EXPENSES                                                             58,140
                                                                    ------------
NET INVESTMENT LOSS                                                     (31,257)
                                                                    ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
 Net realized loss on investments                                      (812,573)
 Net change in unrealized depreciation of investments                  (999,179)
                                                                    ------------
 Net realized and unrealized loss on investments                     (1,811,752)
                                                                    ------------
 NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                          $(1,843,009)
---------------                                                     ------------
*Commencement of investment operations.



    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
December 31, 1998



                                                                  For the Period
                                                                  March 9, 1998*
                                                                     through
                                                               December 31, 1998
                                                               -----------------
OPERATIONS:
 Net investment loss                                                  $ (31,257)
 Net realized loss on investments                                      (812,573)
 Net change in unrealized depreciation of investments.                 (999,179)
   Net decrease in net assets resulting from operations.             (1,843,009)
                                                                    ------------
CAPITAL SHARE TRANSACTIONS
 Shares sold:
  Investment Class                                                    2,144,314
  Institutional Class                                                 5,500,000
 Shares redeemed:
  Investment Class                                                     (206,284)
  Institutional Class                                                  (300,061)
                                                                    ------------
Increase in net assets derived from capital share transactions (a)    7,137,969
TOTAL INCREASE IN NET ASSETS                                          5,294,960

NET ASSETS:
 Beginning of period                                                    100,000
                                                                    ------------
 End of period (including accumulated net
 investment loss of ($31,257)                                       $ 5,394,960
                                                                    ------------
(a) Transactions in capital stock were: Shares sold:
  Investment Class                                                      270,372
  Institutional Class.                                                  589,374
Shares redeemed:
  Investment Class                                                      (30,074)
  Institutional Class                                                   (50,000)
                                                                    ------------
  Increase in shares outstanding.                                       779,672
                                                                    ------------
------------
*Commencement of investment operations.



    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
December 31, 1998

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                    Investment
                                                                      Class
                                                                  For the Period
                                                                  March 9, 1998*
                                                                     through
                                                               December 31, 1998
                                                               -----------------
Net Asset Value, Beginning of Period                                  $ 10.00
 Income From Investment Operations:
 Net investment loss                                                    (0.04)
 Net losses on securities
  (both realized and unrealized)                                        (3.05)
     Total from investment operations                                   (3.09)
Net Asset Value, End of Period                                         $ 6.91
                                                                    ------------
Total Return (not annualized)                                          (30.90%)
Ratios/Supplemental Data
 Net assets, end of period (in 000s)                                  $ 1,660
 Ratio of expenses to average net assets:
    Before expense reimbursement 2                                       8.81%1
    After expense reimbursement  2                                       1.95%1

Ratio of net investment income (loss) to average net assets:
 Before expense reimbursement 2                                         (7.99%)1
 After expense reimbursement 2                                          (1.13%)1
Portfolio turnover rate                                                 26.04%

----------
* Commencement of investment operations.
1 Annualized.
2 Includes custody earnings credits.



    The accompanying notes are an integral part of the Financial Statements.

ICM/ISABELLE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
December 31, 1998

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                   Institutional
                                                                       Class
                                                                  For the Period
                                                                 March 29, 1998*
                                                                      through
                                                               December 31, 1998
                                                              -----------------
Net Asset Value, Beginning of Period                                  $ 10.00
                                                                    -----------
Income From Investment Operations:
Net investment loss                                                    (0.04)
Net losses on securities
  (both realized and unrealized)                                       (3.04)
                                                                    -----------
     Total from investment operations                                  (3.08)
                                                                    -----------
Net Asset Value, End of Period                                        $ 6.92
                                                                    -----------
Total Return (not annualized)                                         (30.80%)

Ratios/Supplemental Data
 Net assets, end of period (in 000s)                                  $ 3,734
 Ratio of expenses to average net assets:
   Before expense reimbursement 2                                       8.56%1
   After expense reimbursement  2                                       1.70%1
Ratio of net investment income (loss) to average net assets:
   Before expense reimbursement 2                                     (7.74%)1
   After expense reimbursement  2                                     (0.88%)
Portfolio turnover rate                                                26.04%

----------
* Commencement of investment operations.
1 Annualized.
2 Includes custody earnings credits.




    The accompanying notes are an integral part of the Financial Statements.

                       ICM/ISABELLE SMALL CAP VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                               December 31, 1998

NOTE 1 - Significant Accounting Policies
ICM/Isabelle Small Cap Value Fund (the "Fund"), a series of ICM Series Trust (the "Trust") was organized as a Massachusetts business trust pursuant to a trust agreement dated November 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers two classes of shares (Investment Class shares and Institutional Class shares) each of which has equal rights as to class and voting privileges. The Investment Class has exclusive voting rights with respect to its distribution plan pursuant to Rule 12b-1 ("12b-1 Plan") and is subject to 12b-1 Plan expenses. The Fund commenced operations on March 9, 1998. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities are valued at the last reported sales price on the national securities exchange or national securities market on which such securities are primarily traded on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short term obligations with remaining maturities of 60 days or less are valued at amortized cost plus accrued interest, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees.

B. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

                       ICM/ISABELLE SMALL CAP VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 1998 (CONTINUED)


C. NET ASSET VALUE PER SHARE. Net asset value per share of each class of shares of the Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets, less liabilities attributable to that class, by the number of outstanding shares of that class. The net asset value of the classes may differ because of different fees and expenses charged to each class.

D. ORGANIZATION COSTS. Organization costs are being amortized on a straight line basis over five years from commencement of operations. If any of the original shares are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be decreased by the pro rata share of the unamortized organizational costs as of the date of redemption. The pro rata shares will be derived by dividing the number of original shares redeemed by the total number of original shares outstanding at the time of redemption.

E. FEDERAL INCOME TAXES. The Trust intends to qualify each year as a regulated investment company by complying with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies including, among other things, distributing substan-tially all of its earnings to its shareholders. Therefore, no federal income tax provision is required. At December 31, 1998, the Fund has a capital loss carryforward of $296,646, which will expire December 31, 2006.

F. INCOME AND EXPENSES. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of that day.

G. DISTRIBUTIONS TO SHAREHOLDERS. The Fund will distribute substantially all of its net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with

                       ICM/ISABELLE SMALL CAP VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 1998 (CONTINUED)


income tax regulations, which may differ from generally accepted accounting principals.

F. USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES Purchases and sales of securities, other than short-term investments, aggregated $8,069,443 and $982,219 respectively, for the period from March 9, 1998 (commencement of operations) through December 31, 1998.

NOTE 3 - INVESTMENT MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS Ironwood Capital Management, LLC ("ICM") serves as the investment advisor for the Fund pursuant to an investment advisory agreement (the "Agreement") dated March 2, 1998. Under the terms of the Agreement, ICM receives a fee from the Fund, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund.

ICM has voluntarily agreed to waive its fees and reimburse the Fund to the extent total annualized expenses, inclusive of distribution expenses, exceed 1.95%, with respect to the Investment Class, and 1.70%, with respect to the Institutional Class, of the average daily net assets. For the period from commencement of operations through December 31, 1998, advisory fees of $32,936 were waived by ICM and ICM has agreed to reimburse the Fund $191,572. Certain officers and Trustees of the Trust are affiliated persons of ICM.

First Data Investor Services Group, Inc. ("Investor Services Group"), a subsidiary of First Data Corporation, serves as the Fund's Administrator pursuant

                       ICM/ISABELLE SMALL CAP VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 1998 (CONTINUED)


to an Administration Agreement with the Trust on behalf of the Fund. Under the terms of the agreement, Investor Services Group is entitled to receive fees based on the aggregate average daily net assets of the Fund, computed daily and payable monthly at a rate of 0.12% of the first $150 million of net assets and 0.15% of net assets between $150 million and $500 million of net assets, subject to a minimum annual charge of $55,000. A separate fee of $35,000 per annum and $5,000 for any additional class per annum, will be charged for fund accounting services.

Fifth Third Bank serves as the Fund's custodian. Investor Services Group serves as the Fund's transfer agent.

Fifth Third Bank has agreed to compensate the Fund and decrease custody fees for uninvested fund cash balances left uninvested by it. For the period ended December 31, 1998, the Fund's expenses were reduced by $922.

No officer, trustee or employee of ICM, Investor Services Group or First Data Distributors (the "Distributor"), or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or officer of the Trust. The Trust pays each unaffiliated Trustee an annual fee of $2,000 for their services, including their attendance at board and committee meetings. The Trust also reimburses each unaffiliated Trustee for travel and out-of-pocket expenses related to the attendance at such meetings.

NOTE 4 -  DISTRIBUTION  PLAN
The Trustees of the Fund have adopted a 12b-1 Plan with respect to the Investment Class shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, which permits the Fund to pay certain expenses associated with the distribution of its Investment Class shares. Under the 12b-1 Plan, the Fund compensates the Distributor, at a fee calculated at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class shares for distribution expenses borne, or paid to others, by the Distributor. For the period from commencement of operations through December 31, 1998, the Fund incurred $2,153 in distribution costs for Investment Class Shares.

                                  APPENDIX A

                         MOODY'S INVESTORS SERVICE, INC.


     Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.       An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.       There is a lack of essential data pertaining to the issue or issuer.

4.       The  issue  was  privately  placed,  in which  case the  rating  is not
         published   in   Moody's   Investors   Service,    Inc.'s   ("Moody's")
         publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1, and B-1.

                        STANDARD & POOR'S RATINGS SERVICE

     AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's Ratings Service ("S&P"). Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A: Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

     C1: The rating C1 is reserved for income bonds on which no interest is being paid.

     D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                                     PART C

                                OTHER INFORMATION


ITEM 23.       EXHIBITS.

               (a)               Declaration of Trust*

               (b)               By-Laws*

               (c)               Instruments Defining Rights of Security Holders

                                 Not Applicable

               (d)               Investment Advisory Contracts

                                 Form of Investment Advisory Agreement*

               (e)               Underwriting Contracts

                                 Not Applicable

               (f)               Bonus or Profit Sharing Contracts

                                 Not Applicable

               (g)               Custodian Agreements

                                 Form of Custody Agreement*

               (h)               Other Material Contracts

                                 Form of Transfer Agency and Service Agreement*

                                 Form of Administration Agreement*

               (i)               Legal Opinion

                                 Opinion and Consent of Counsel*

               (j)               Other Opinions

                                 Consent of Independent Public Accountants*

               (k)               Omitted Financial Statements

                                 Not Applicable

               (l)               Initial Capital Agreements

               Form of Initial Capital Purchase Agreement*

               (m)               Rule 12b-1 Plan

                                 Form of Distribution Plan for Investment Class Shares*

               (n)               Financial Data Schedule

               (o)               Rule 18f-3 Plan

                                 Form of Multi-Class Plan*
---------------------------------------------
*   Previously filed

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  None.

ITEM 25.          INDEMNIFICATION.

         Reference is made to Article V of Registrant's Declaration of Trust filed as an exhibit to this Registration Statement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, Officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers of controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

                        IRONWOOD CAPITAL MANAGEMENT, LLC


Name                                     Position With Adviser
----                                     ---------------------
Warren J. Isabelle, CFA                  President and Chief Executive Officer

Richard L. Droster                       Executive Vice-President

Donald Collins                           Senior Portfolio Manager

Gary S. Saks                             Vice President of Compliance

Shantelle J. Evans                       Senior Financial and Operations Analyst


         For more information relating to the Investment Advisor's personnel, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Ironwood Capital Management, LLC, SEC File No. 801-55081.

ITEM 27.  PRINCIPAL UNDERWRITERS.

         (a) First Data Distributors, Inc. ("FDDI") serves as Distributor of shares of the Registrant. FDDI also serves as principal underwriter to the following investment companies other than the Registrant:

---    The Galaxy Fund                         ---    Galaxy Fund II
---    The Galaxy VIP Fund                     ---    Alleghany Funds(f/n/a CT & T Funds)
---    Wilshire Target Funds, Inc.             ---    The Potomac Funds
---    Panorama Trust                          ---    First Choice Funds Trust
---    Undiscovered Managers Funds             ---    LKCM Funds
---    BT Insurance Funds Trust                ---    ABN AMRO Funds(f/n/a Rembrant Funds)
---    IBJ Funds Trust                         ---    ICM Series Trust
---    Forward Funds, Inc.                     ---    Light Index Funds, Inc.
---    Worldwide Index Funds                   ---    Trainer, Wortham First Mutual Funds
---    Weiss, Peck & Greer International Fund  ---    Weiss, Peck & Greer Funds Trust
---    Weiss, Peck & Greer Growth Fund         ---    Weiss, Peck & Greer Growth and Income Fund
---    Weiss, Peck & Greer Tudor Fund          ---    RWB/WPG U.S. Large Stock Fund
---    Tomorrow Funds Retirement Trust         ---    The Govett Funds, Inc.
---    IAA Trust Growth Fund, Inc.             ---    IAA Trust Asset Allocation Fund, Inc.
---    IAA Trust Tax Exempt Bond Fund, Inc.    ---    IAA Trust Taxable Fixed Income Series Fund, Inc.
---    Matthews International Funds            ---    MCM Funds
---    Metropolitan West Funds                 ---    Smith Breeden Series Fund
---    Smith Breeden Trust                     ---    The Sports Funds Trust
---    Stratton Growth Fund, Inc.              ---    Stratton Monthly Dividend REIT Shares, Inc.
---    The Stratton Funds, Inc.


         FDDI is registered with the Securities and Exchange Commission ("SEC") as a broker-dealer and is a member of the National Association of Securities Dealers. FDDI, a wholly owned subsidiary of First Data Investor Services Group, Inc. is located at 4400 Computer Drive, Westborough, Massachusetts 01581.

         (b) The information required by this Item 27(b) with respect to each director, officer or partner of FDDI is incorporated by reference to Schedule A of Form BD filed by FDDI with the SEC pursuant to the Securities Act of 1934 (File No. 8-45467). No director, officer or partner of FDDI holds a position or office with the Registrant.

         (c)      Not Applicable

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS.

         The Account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

         (1) Ironwood Capital Management, LLC, One International Place, Boston, Massachusetts, 02110 (records relating to its function as investment adviser)

         (2) First Data Investor Services Group, Inc., 3200 Horizons Drive King of Prussia, Pennsylvania 19405 (records relating to its functions as Administrator and Transfer Agent)

         (3)      First  Data   Distributors,   Inc.,   4400   Computer   Drive,
                  Westborough, Massachusetts 01581 (records relating to its function as distributor)

         (4) The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45262 (records relating to its function as custodian)

ITEM 29.          MANAGEMENT SERVICES.

         Not Applicable

ITEM 30.          UNDERTAKINGS.

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 1st day of March, 1999.


                                                        ICM SERIES TRUST



                                                By:/s/ Warren J. Isabelle
                                                   -----------------------------
                                                   Warren J. Isabelle, President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


         SIGNATURES                         TITLE                               DATE
         ----------                         -----                               ----
         /s/ Warren J. Isabelle             President, Trustee                  March 1, 1999
         ----------------------             and Chairman of the
         Warren J. Isabelle                 Board


         /s/ Richard L. Droster             Vice President and                  March 1, 1999
         ----------------------             Trustee
         Richard L. Droster


         /s/ Gary S. Saks                   Vice President,                     March 1, 1999
         ----------------------             Treasurer and Secretary
         Gary S. Saks


         /s/ N. Stephen Ober
         ----------------------
         N. Stephen Ober                    Trustee                             March 1, 1999


         /s/ John A. Fiffy
         ----------------------
         John A. Fiffy                      Trustee                             March 1, 1999


         /s/ Donald A. Nelson
         ----------------------
         Donald A. Nelson                   Trustee                             March 1, 1999


                                  EXHIBIT INDEX



Exhibit           Description

(1)               Declaration of Trust*

(2)               By-Laws*

(3)               Instruments Defining Rights of Security Holders - None

(4)               Form of Investment Advisory Agreement*

(5)               Underwriting Contracts - None

(6)               Bonus or Profit Sharing Contracts - None

(7)               Form of Custody Agreement*

(8)               Other Material Contracts

                           (a) Form of Transfer Agency and Service Agreement*

                           (b) Form of Administration Agreement*

(9)               Opinion and Consent of Counsel*

(10)              Consent of Independent Public Accountants*

(11)              Omitted Financial Statements - None

(12)              Form of Initial Capital Purchase Agreement*

(13)              Form of Distribution Plan for Investment Class Shares*

(14)              Financial Data Schedule

(15)              Form of Multi-Class Plan*
---------------------------------------------
*   Previously filed